Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 96.52%
Delaware Ivy VIP Core Equity Class II	723,155	$12,026,067
Delaware Ivy VIP Corporate Bond Class II	2,478,197	12,911,409
Delaware Ivy VIP Global Equity Income Class II	1,572,928	10,019,550
Delaware Ivy VIP Growth Class II	994,820	13,410,180
Delaware Ivy VIP High Income Class I	135,866	448,359
Delaware Ivy VIP International Core Equity Class II	717,835	12,210,381
Delaware Ivy VIP Limited-Term Bond Class II	1,867,855	8,890,988
Delaware Ivy VIP Mid Cap Growth Class I	403,311	6,227,116
Delaware Ivy VIP Small Cap Core Class II	63,292	1,000,015
Delaware Ivy VIP Small Cap Growth Class I	99,293	1,010,801
Delaware Ivy VIP Value Class II	1,320,663	10,895,467
Total Affiliated Mutual Funds (cost $88,746,257)		89,050,333

Short-Term Investments — 2.99%
Money Market Mutual Fund — 2.99%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	2,761,604	2,761,604
Total Short-Term Investments (cost $2,761,604)		2,761,604

Total Value of Securities—99.51% (cost $91,507,861)		91,811,937
Receivables and Other Assets Net of Liabilities—0.49%		452,362
Net Assets Applicable to 16,214,936 Shares Outstanding—100.00%		$92,264,299
NQ-IV043 [3/22] 5/22 (2218114)    1

Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility (Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(3)	E-Mini Russell 2000	$(309,960)	$(301,034)	6/17/22	$(8,926)	$24,929
(48)	E-mini S&P 500 Index	(10,873,800)	(10,194,712)	6/17/22	(679,088)	588,400
Total Futures Contracts			$(10,495,746)		$(688,014)	$613,329
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV043 [3/22] 5/22 (2218114)